AMERITAS VARIABLE LIFE INSURANCE COMPANY
                              OVERTURE ANNUITY III-PLUS
                   Supplement to Prospectus dated May 1, 1999

The prospectus is amended at page iii of the  prospectus  Profile to replace the
HISTORICAL   PERFORMANCE  chart  with  the  following   (corrected  numbers  are
underlined):

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
                             HISTORICAL PERFORMANCE

Subaccount                  1998     1997    1996      1995     1994     1993     1992    1991     1990     1989
----------                  ----     ----    ----      ----     ----     ----     ----    ----     ----     ----

Managed by Fidelity Management & Research Company
    VIP Money Market        3.89%    3.90%    3.83%    4.27%    2.71%    1.69%    2.31%    4.54%   6.46%    7.53%
    VIP Equity-Income       9.96%   26.22%   12.56%   33.10%    5.45%   16.52%   15.12%   29.47% -16.63%   15.59%
    VIP Growth             37.45%   21.65%   12.98%   33.36%   -1.53%   17.58%    7.67%   43.36% -13.10%   29.52%
                                                                        ------
    VIP High Income        -5.78%   15.92%   12.32%   18.88%   -3.12%   18.60%   21.32%   33.07%  -3.73%   -5.63%
    VIP Overseas           11.07%    9.89%   11.52%    8.03%    0.19%   35.31%  -12.10%    6.36%  -3.17%   23.89%
    VIP II Asset Manager   13.34%   18.86%   12.89%   15.21%   -7.52%   19.41%   10.00%   20.67%   5.04%    -
    VIP II Investment
          Grade Bond        7.22%    7.43%    1.63%   15.57%   -5.22%    9.25%    5.03%    -       -        -
    VIP II Asset Manager:
        Growth             15.82%   23.29%   19.00%    -        -        -        -        -       -        -
    VIP II Index 500       26.43%   30.75%   20.98%    -        -        -        -        -       -        -
    VIP II Contrafund      28.07%   22.31%   19.49%    -        -        -        -        -       -        -

Managed by Fred Alger Management, Inc.
Alger American:
    Growth                 45.91%   23.88%   11.64%   34.34%   -0.10%   20.63%    -        -       -        -
    Income and Growth      30.44%   34.28%   17.89%   33.13%   -9.68%    8.68%    -        -        -       -
    Small Capitalization   13.80%    9.72%    2.60%   42.17%   -5.83%   11.57%    -        -       -        -
    Balanced               29.58%   18.04%    8.51%   26.71%   -5.73%    -        -        -       -        -
                           ------
    MidCap Growth          28.38%   13.29%   10.21%   42.30%   -3.07%    -        -        -       -        -
    Leveraged AllCap       55.54%   17.90%   10.37%    -        -        -        -        -       -        -

Managed by Massachusetts Financial Services Company
    Emerging Growth        32.19%   20.10%   15.24%    -        -        -        -        -       -        -
    Utilities              16.31%   29.77%   16.74%    -        -        -        -        -       -        -
    Global Governments      6.29%   -2.62%    2.45%    -        -        -        -        -       -        -
    Research               21.56%    -        -        -        -        -        -        -       -        -
    Growth With Income     20.51%    -        -        -        -        -        -        -       -        -

Managed by Morgan Stanley Dean Witter Investment Management Inc.
    Emerging Markets      -25.36%    -        -        -        -        -        -        -       -        -
    Global Equity          11.78%    -        -        -        -        -        -        -       -        -
    International Magnum    7.34%    -        -        -        -        -        -        -       -        -
    Asian Equity           -7.86%    -        -        -        -        -        -        -       -        -
                           ------
    U.S. Real Estate      -12.22%    -        -        -        -        -        -        -       -        -


The date of this Supplement is May 13, 1999.


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